Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000013069 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000013069 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000013069 | BB
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000013069 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000013069 | A
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000013069 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000013069 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013069 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013069 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013069 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013069 | Education
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013069 | Housing
Holdings [Line Items]
Percent of Total Investments	6.40%
C000013069 | General Obligations
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013069 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000013069 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.60%
C000013069 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	12.50%
C000013069 | Hospital
Holdings [Line Items]
Percent of Total Investments	15.20%
C000013069 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.70%
C000013071 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000013071 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000013071 | BB
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000013071 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000013071 | A
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000013071 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000013071 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000013071 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.40%
C000013071 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.20%
C000013071 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000013071 | Education
Holdings [Line Items]
Percent of Total Investments	4.10%
C000013071 | Housing
Holdings [Line Items]
Percent of Total Investments	6.40%
C000013071 | General Obligations
Holdings [Line Items]
Percent of Total Investments	8.40%
C000013071 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000013071 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.60%
C000013071 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	12.50%
C000013071 | Hospital
Holdings [Line Items]
Percent of Total Investments	15.20%
C000013071 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.70%
C000048637 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000048637 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000048637 | BB
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000048637 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000048637 | A
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000048637 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000048637 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000048637 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.40%
C000048637 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.20%
C000048637 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000048637 | Education
Holdings [Line Items]
Percent of Total Investments	4.10%
C000048637 | Housing
Holdings [Line Items]
Percent of Total Investments	6.40%
C000048637 | General Obligations
Holdings [Line Items]
Percent of Total Investments	8.40%
C000048637 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000048637 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.60%
C000048637 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	12.50%
C000048637 | Hospital
Holdings [Line Items]
Percent of Total Investments	15.20%
C000048637 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.70%
C000231374 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000231374 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231374 | BB
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000231374 | BBB
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000231374 | A
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000231374 | AA
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000231374 | AAA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231374 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	5.40%
C000231374 | Lease Rev./Cert. of Participation
Holdings [Line Items]
Percent of Total Investments	3.20%
C000231374 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	3.50%
C000231374 | Education
Holdings [Line Items]
Percent of Total Investments	4.10%
C000231374 | Housing
Holdings [Line Items]
Percent of Total Investments	6.40%
C000231374 | General Obligations
Holdings [Line Items]
Percent of Total Investments	8.40%
C000231374 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	11.00%
C000231374 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	11.60%
C000231374 | Industrial Development Revenue
Holdings [Line Items]
Percent of Total Investments	12.50%
C000231374 | Hospital
Holdings [Line Items]
Percent of Total Investments	15.20%
C000231374 | Transportation
Holdings [Line Items]
Percent of Total Investments	18.70%
C000154967 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000154967 | A
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000154967 | AA
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000154967 | AAA
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000154967 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.20%
C000154967 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.60%
C000154967 | Education
Holdings [Line Items]
Percent of Total Investments	8.40%
C000154967 | Housing
Holdings [Line Items]
Percent of Total Investments	12.40%
C000154967 | General Obligations
Holdings [Line Items]
Percent of Total Investments	31.40%
C000154967 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000154967 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.40%
C000154967 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.50%
C000154967 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.60%
C000154967 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	7.30%
C000154968 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000154968 | A
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000154968 | AA
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000154968 | AAA
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000154968 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.20%
C000154968 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.60%
C000154968 | Education
Holdings [Line Items]
Percent of Total Investments	8.40%
C000154968 | Housing
Holdings [Line Items]
Percent of Total Investments	12.40%
C000154968 | General Obligations
Holdings [Line Items]
Percent of Total Investments	31.40%
C000154968 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000154968 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.40%
C000154968 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.50%
C000154968 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.60%
C000154968 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	7.30%
C000154969 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000154969 | A
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000154969 | AA
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000154969 | AAA
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000154969 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	6.20%
C000154969 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	8.60%
C000154969 | Education
Holdings [Line Items]
Percent of Total Investments	8.40%
C000154969 | Housing
Holdings [Line Items]
Percent of Total Investments	12.40%
C000154969 | General Obligations
Holdings [Line Items]
Percent of Total Investments	31.40%
C000154969 | Senior Living/Life Care
Holdings [Line Items]
Percent of Total Investments	4.20%
C000154969 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.40%
C000154969 | Transportation
Holdings [Line Items]
Percent of Total Investments	6.50%
C000154969 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	6.60%
C000154969 | Electric Utilities
Holdings [Line Items]
Percent of Total Investments	7.30%
C000081348 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081348 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081348 | A
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000081348 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000081348 | AAA
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000081348 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.30%
C000081348 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	6.30%
C000081348 | Education
Holdings [Line Items]
Percent of Total Investments	3.90%
C000081348 | Housing
Holdings [Line Items]
Percent of Total Investments	10.60%
C000081348 | General Obligations
Holdings [Line Items]
Percent of Total Investments	42.10%
C000081348 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.90%
C000081348 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.20%
C000081348 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.70%
C000081348 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.50%
C000081348 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.50%
C000081349 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081349 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081349 | A
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000081349 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000081349 | AAA
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000081349 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.30%
C000081349 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	6.30%
C000081349 | Education
Holdings [Line Items]
Percent of Total Investments	3.90%
C000081349 | Housing
Holdings [Line Items]
Percent of Total Investments	10.60%
C000081349 | General Obligations
Holdings [Line Items]
Percent of Total Investments	42.10%
C000081349 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.90%
C000081349 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.20%
C000081349 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.70%
C000081349 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.50%
C000081349 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.50%
C000081350 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081350 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081350 | A
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000081350 | AA
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000081350 | AAA
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000081350 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.30%
C000081350 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	6.30%
C000081350 | Education
Holdings [Line Items]
Percent of Total Investments	3.90%
C000081350 | Housing
Holdings [Line Items]
Percent of Total Investments	10.60%
C000081350 | General Obligations
Holdings [Line Items]
Percent of Total Investments	42.10%
C000081350 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	4.90%
C000081350 | Hospital
Holdings [Line Items]
Percent of Total Investments	8.20%
C000081350 | Transportation
Holdings [Line Items]
Percent of Total Investments	5.70%
C000081350 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	5.50%
C000081350 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.50%
C000081345 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.00%
C000081345 | BBB
Holdings [Line Items]
Percent of Total Investments	1.00%
C000081345 | A
Holdings [Line Items]
Percent of Total Investments	13.60%
C000081345 | AA
Holdings [Line Items]
Percent of Total Investments	41.00%
C000081345 | AAA
Holdings [Line Items]
Percent of Total Investments	29.30%
C000081345 | Treasury
Holdings [Line Items]
Percent of Total Investments	15.10%
C000081345 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.20%
C000081345 | Education
Holdings [Line Items]
Percent of Total Investments	5.80%
C000081345 | Housing
Holdings [Line Items]
Percent of Total Investments	9.30%
C000081345 | General Obligations
Holdings [Line Items]
Percent of Total Investments	28.80%
C000081345 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	9.40%
C000081345 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.70%
C000081345 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.50%
C000081345 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081345 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.60%
C000081345 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.60%
C000081346 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.00%
C000081346 | BBB
Holdings [Line Items]
Percent of Total Investments	1.00%
C000081346 | A
Holdings [Line Items]
Percent of Total Investments	13.60%
C000081346 | AA
Holdings [Line Items]
Percent of Total Investments	41.00%
C000081346 | AAA
Holdings [Line Items]
Percent of Total Investments	29.30%
C000081346 | Treasury
Holdings [Line Items]
Percent of Total Investments	15.10%
C000081346 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.20%
C000081346 | Education
Holdings [Line Items]
Percent of Total Investments	5.80%
C000081346 | Housing
Holdings [Line Items]
Percent of Total Investments	9.30%
C000081346 | General Obligations
Holdings [Line Items]
Percent of Total Investments	28.80%
C000081346 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	9.40%
C000081346 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.70%
C000081346 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.50%
C000081346 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081346 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.60%
C000081346 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.60%
C000081347 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.00%
C000081347 | BBB
Holdings [Line Items]
Percent of Total Investments	1.00%
C000081347 | A
Holdings [Line Items]
Percent of Total Investments	13.60%
C000081347 | AA
Holdings [Line Items]
Percent of Total Investments	41.00%
C000081347 | AAA
Holdings [Line Items]
Percent of Total Investments	29.30%
C000081347 | Treasury
Holdings [Line Items]
Percent of Total Investments	15.10%
C000081347 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	9.20%
C000081347 | Education
Holdings [Line Items]
Percent of Total Investments	5.80%
C000081347 | Housing
Holdings [Line Items]
Percent of Total Investments	9.30%
C000081347 | General Obligations
Holdings [Line Items]
Percent of Total Investments	28.80%
C000081347 | Special Tax Revenue
Holdings [Line Items]
Percent of Total Investments	9.40%
C000081347 | Hospital
Holdings [Line Items]
Percent of Total Investments	6.70%
C000081347 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	9.50%
C000081347 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.10%
C000081347 | Bond Bank
Holdings [Line Items]
Percent of Total Investments	3.60%
C000081347 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	14.60%
C000074079 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074079 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074079 | A
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000074079 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000074079 | AAA
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000074079 | Treasury
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000074079 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.90%
C000074079 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000074079 | Education
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074079 | Housing
Holdings [Line Items]
Percent of Total Investments	13.80%
C000074079 | General Obligations
Holdings [Line Items]
Percent of Total Investments	33.00%
C000074079 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.80%
C000074079 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074079 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074079 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	15.50%
C000074080 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074080 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074080 | A
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000074080 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000074080 | AAA
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000074080 | Treasury
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000074080 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.90%
C000074080 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000074080 | Education
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074080 | Housing
Holdings [Line Items]
Percent of Total Investments	13.80%
C000074080 | General Obligations
Holdings [Line Items]
Percent of Total Investments	33.00%
C000074080 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.80%
C000074080 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074080 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074080 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	15.50%
C000074081 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000074081 | BBB
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000074081 | A
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000074081 | AA
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000074081 | AAA
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000074081 | Treasury
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000074081 | Industry Other Line
Holdings [Line Items]
Percent of Total Investments	7.90%
C000074081 | Other Revenue
Holdings [Line Items]
Percent of Total Investments	7.10%
C000074081 | Education
Holdings [Line Items]
Percent of Total Investments	4.30%
C000074081 | Housing
Holdings [Line Items]
Percent of Total Investments	13.80%
C000074081 | General Obligations
Holdings [Line Items]
Percent of Total Investments	33.00%
C000074081 | Hospital
Holdings [Line Items]
Percent of Total Investments	10.80%
C000074081 | Water and Sewer
Holdings [Line Items]
Percent of Total Investments	3.50%
C000074081 | Short-Term Investments
Holdings [Line Items]
Percent of Total Investments	4.10%
C000074081 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	15.50%